Revenue (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of customer concentration risk
The following customers accounted for 10% or more of the Company’s revenue for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Customer A	71%	59%	72%	51%
Customer B	*	20%	*	24%
Customer C	*	*	*	*
Customer D	*	*	*	*

*	Customer did not represent 10% or more of revenue.
The customer references of A through D may represent different customers than those reported in a previous period.

The following customers accounted for 10% or more of the Company’s revenue for the years ended December 31, 2022, 2023, and 2024:

	Year Ended December 31,
	2022	2023	2024
Customer A	*	35%	62%
Customer B	*	21%	*
Customer C	*	17%	15%
Customer D	16%	*	*
Customer E	13%	*	*
Customer F	12%	*	*
Customer G	*	*	*

*	Customer did not represent 10% or more of revenue